Preferred Stock (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Series A Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Description of voting rights	The Company is currently authorized to issue 5,000,000 shares of Series A Preferred Stock, par value $0.001 per share value with 1:25 voting rights. The Series A Preferred Stock ranks equal to the common stock on liquidation, pays no dividend and is convertible to common stock for one share of common for one share of Series A Preferred Stock.	The Company is currently authorized to issue 5,000,000 shares of Series A Preferred Stock, par value $0.001 per share value with 1:25 voting rights. The Series A Preferred Stock ranks equal to the common stock on liquidation, pays no dividend and is convertible to common stock for one share of common for one share of Series A Preferred Stock.
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	4,000,000	4,000,000	5,000,000
Series B Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Description of voting rights	The Company is currently authorized to issue 5,000,000 shares of Series B Preferred Stock, par value $0.001 per share. Each share of Series B Preferred Stock has a 1:100 voting right and is convertible into 100 shares of common stock. No dividends will be paid and in the event of liquidation all shares of Series B will automatically convert into common stock. There are 500,000 shares of Series B Preferred Stock issued and outstanding.	The Company is currently authorized to issue 5,000,000 shares of Series B Preferred Stock, par value $0.001 per share. Each share of Series B Preferred Stock has a 1:100 voting right and is convertible into 100 shares of common stock. No dividends will be paid and in the event of liquidation all shares of Series B will automatically convert into common stock. There are 500,000 shares of Series B Preferred Stock issued and outstanding.
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	500,000	500,000	500,000
Preferred Stock issued and outstanding	500,000	500,000
Series C Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Description of voting rights	The Company is currently authorized to issue 5,000,000 shares of Series C Preferred Stock, par value $0.001 per share value. Each share of Series C Preferred Stock has a 1:50 voting right and is convertible into 50 shares of common stock. No dividends will be paid and in the event of liquidation all shares of Series C will automatically convert into common stock. There are no shares of Series C Preferred Stock issued and outstanding.	The Company is currently authorized to issue 5,000,000 shares of Series C Preferred Stock, par value $0.001 per share value. Each share of Series C Preferred Stock has a 1:50 voting right and is convertible into 50 shares of common stock. No dividends will be paid and in the event of liquidation all shares of Series C will automatically convert into common stock. There are no shares of Series C Preferred Stock issued and outstanding.
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued
Preferred stock outstanding		0
Preferred stock issued		0